Nationwide Life Insurance Company: • Nationwide VA Separate Account - II

Prospectus supplement dated July 13, 2010

to Prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Subject to shareholder approval, effective July 16, 2010, the following underlying mutual fund will be liquidated and will merge into a new underlying mutual fund as indicated below:

Liquidated Underlying Mutual Fund	Merged Underlying Mutual Fund
Wells Fargo Advantage VT Large Company Growth Fund	Wells Fargo Advantage – VT Omega Growth: Class 2